EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
EQUITY
Summary of the grants of RSAs and PSAs under the Plan

	Years Ended December 31,
	2014	Grant Date Fair Value	2013	Grant Date Fair Value	2012	Grant Date Fair Value
RSAs Granted	132,781	$19.74	168,516	$17.13	14,732	$19.30
PSAs Granted	91,127	$19.74	66,504	$17.13	68,540	$19.30

Total	223,908		235,020		83,272

Summary of RSA and PSA activity

	RSAs		PSAs
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested shares outstanding - January 1, 2014	123,501	$17.32	64,266	$17.96
Shares granted	132,781	$19.74	91,127	$19.74
Shares vested	(114,717)	$18.32	(72,984)	$19.08

Non-vested shares outstanding - December 31, 2014	141,565	$18.78	82,409	$18.94

Summary of total compensation costs recognized for share-based payments
	Year Ended December 31,
(In millions)	2014	2013	2012
Restricted stock	$2.1	$1.8	$1.3
Performance shares	1.5	1.2	1.0

Total	$3.6	$3.0	$2.3

Schedule of changes in accumulated other comprehensive loss, net of tax, by component

	Pension and
	Post-Retirement	Derivative
(In thousands)	Obligations	Instruments	Total
Balance at December 31, 2012	$(40,581)	$(5,203)	$(45,784)
Other comprehensive income before reclassifications	39,381	(381)	39,000
Amounts reclassified from accumulated other comprehensive income	1,843	3,941	5,784

Net current period other comprehensive income	41,224	3,560	44,784

Balance at December 31, 2013	643	(1,643)	(1,000)
Other comprehensive income before reclassifications	(31,191)	(81)	(31,272)
Amounts reclassified from accumulated other comprehensive income	(637)	1,269	632

Net current period other comprehensive income	(31,828)	1,188	(30,640)

Balance at December 31, 2014	$(31,185)	$(455)	$(31,640)

Summary of reclassifications from accumulated other comprehensive loss

	Amount Reclassified from AOCI
	Year Ended December 31,		Affected Line Item in the
(In thousands)	2014	2013	Statement of Income
Amortization of pension and post-retirement items:
Prior service credit	$494	$637	(a)
Actuarial gain (loss)	543	(3,652)	(a)

	1,037	(3,015)	Total before tax
	(400)	1,172	Tax (expense) benefit

	$637	$(1,843)	Net of tax

Loss on cash flow hedges:
Interest rate derivatives	$(2,050)	$(5,875)	Interest expense
	781	1,934	Tax benefit

	$(1,269)	$(3,941)	Net of tax

(a)	These items are included in the components of net periodic benefit cost for our pension and post-retirement benefit plans. See Note 9 for additional details.